Change In Estimate	12 Months Ended
Dec. 31, 2011
Change In Estimate [Abstract]
Change In Estimate
10.	Change in estimate

The U.S. Internal Revenue Service ("IRS") completed its assessment of tax returns for the years ended 2003 and 2004 of Patni U.S.A. and for the years ended March 31, 2003, 2004 and 2005 of the U.S. branch of the Company in 2008, and completed its assessment of tax returns for the years ended 2005 and 2006 of Patni U.S.A. in 2009. Based on the completion of assessment of these years, the Company reviewed the adequacy of the previously established tax exposure reserves with respect to these years and re-measured the established tax positions for the latter years based on the experience gained from the tax examination. Accordingly, the following amounts have been included in the income statement as a change in estimate (dollars in thousands):

Year ended December 31, 2009
(Predecessor)
Reduction of accrual for payroll taxes(1)	$(1,158)
Reduction in interest expense(2)	(1,616)
Reduction in other expense(3)	(232)
Reduction in income taxes – current	(9,423)
Increase in income taxes – deferred	1,110

$(11,319)

(1)	Included under cost of revenues
(2)	Included under Interest expense reversed
(3)	Included under other income/expense

During 2009, the Company received a favorable order from the Indian Income Tax Appellate Tribunal allowing the set off of certain losses against business income. Based on this order, the Company has reversed tax provisions amounting to $2.5 million, which has been included in the income statement for the year ended December 31, 2009.

As per the Company's practice, it finalized the amount of incentive payable to the employees for the fiscal year December 31, 2009 based on completion of employee appraisals including final determination of key operating parameters applicable to each employee and business unit during the year ended December 31, 2010. Accordingly, the Company has reversed incentive accrual amounting to $10.6 million which has been included in personnel cost in the consolidated statement of income for the year ended December 31, 2010.

The Company has finalized the amount of incentive payable to the employees for the year December 31, 2010 based on completion of employee appraisals including final determination of key operating parameters applicable to each employee and business unit during the year ended December 31, 2011. Accordingly, the Company has reversed an incentive accrual amounting to $5.1 million which was included in personnel cost in the statement of income for the period from January 1, 2011 through May 15, 2011.